Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Lease rental income	$ 459,588	$ 512,544	[1],[2]	$ 506,538	[1],[2]
Management fees	13,420	15,610	[2]	17,408	[2]
Trading container sales proceeds	15,628	12,670	[1],[2]	27,989	[1],[2]
Gains on sale of containers, net	9,553	3,454	[1],[2]	13,070	[1],[2]
Total revenue	498,189	544,278	[1],[2]	565,005	[1],[2]
Depreciation expense	236,144	191,930	[1],[2],[3]	164,209	[1],[2],[3]
Container impairment	94,623	35,345	[1],[2],[3]	13,108	[1],[2],[3]
Interest expense	85,215	76,521	[1],[2]	85,931	[1],[2]
Unrealized gains (losses) on interest rate swaps, collars and caps, net	6,210	(1,947)	[1],[2],[3]	1,512	[1],[2],[3]
Segment (losses) income before income tax and noncontrolling interests	(59,370)	120,679	[1],[2]	178,179	[1],[2]
Total assets	4,295,979	4,365,312	[1],[4]	4,334,748	[1]
Purchases of long-lived assets	476,162	511,339	[1]	858,955	[1]
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	457,407	510,954	[1]	504,909	[1]
Gains on sale of containers, net	9,553	3,454	[1]	13,070	[1]
Total revenue	467,251	514,725	[1]	518,324	[1]
Depreciation expense	241,498	197,084	[1]	168,649	[1]
Container impairment	94,623	35,345	[1]	13,108	[1]
Interest expense	85,215	76,521	[1]	85,931	[1]
Unrealized gains (losses) on interest rate swaps, collars and caps, net	6,210	(1,947)	[1]	1,512	[1]
Segment (losses) income before income tax and noncontrolling interests	(82,299)	88,536	[1]	144,811	[1]
Total assets	4,263,249	4,348,196	[1]	4,305,089	[1]
Purchases of long-lived assets	474,956	510,269	[1]	858,293	[1]
Container Management
Segment Reporting Information [Line Items]
Lease rental income	2,181	1,590	[1]	1,629	[1]
Management fees	38,080	45,620	[1]	49,032	[1]
Total revenue	50,337	59,212	[1]	64,317	[1]
Depreciation expense	876	792	[1]	912	[1]
Segment (losses) income before income tax and noncontrolling interests	18,134	26,305	[1]	30,298	[1]
Total assets	89,905	117,033	[1]	116,415	[1]
Purchases of long-lived assets	1,206	1,070	[1]	662	[1]
Container Resale
Segment Reporting Information [Line Items]
Management fees	8,493	10,104	[1]	10,206	[1]
Trading container sales proceeds	15,628	12,670	[1]	27,989	[1]
Total revenue	27,174	26,065	[1]	41,602	[1]
Segment (losses) income before income tax and noncontrolling interests	6,178	9,335	[1]	10,249	[1]
Total assets	6,010	5,210	[1]	8,190	[1]
Other
Segment Reporting Information [Line Items]
Segment (losses) income before income tax and noncontrolling interests	(3,016)	(4,283)	[1]	(3,291)	[1]
Total assets	4,900	7,251	[1]	5,096	[1]
External Customers
Segment Reporting Information [Line Items]
Management fees	13,420	15,610	[1]	17,408	[1]
External Customers | Container Ownership
Segment Reporting Information [Line Items]
Management fees	291	317	[1]	345	[1]
External Customers | Container Management
Segment Reporting Information [Line Items]
Management fees	10,076	12,002	[1]	13,656	[1]
External Customers | Container Resale
Segment Reporting Information [Line Items]
Management fees	3,053	3,291	[1]	3,407	[1]
Eliminations
Segment Reporting Information [Line Items]
Management fees	(46,573)	(55,724)	[1]	(59,238)	[1]
Total revenue	(46,573)	(55,724)	[1]	(59,238)	[1]
Depreciation expense	(6,230)	(5,946)	[1]	(5,352)	[1]
Segment (losses) income before income tax and noncontrolling interests	1,633	786	[1]	(3,888)	[1]
Total assets	$ (68,085)	$ (112,378)	[1]	$ (100,042)	[1]

[1]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[4]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").